Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2019	2018
	USD

Employees and payroll accruals	$165	$149
Accrued expenses	445	973

	$610	$1,122